Inventories, net - Schedule of Activity in Slow-moving and Obsolete Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Balance at beginning of period	$ 0	$ 0	$ 0
Additions charged to earnings	90	0	0
Write-offs of obsolete inventory	0	0	0
Balance at end of period	$ 90	$ 0	$ 0